LOANS (Details 8) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Outstanding balance	$ 4,162
Land [Member]
Outstanding balance	485
Non Residential Real Estate [Member]
Outstanding balance	546
Commercial non-mortgage loans [Member]
Outstanding balance	119
Consumer loans [Member]
Outstanding balance	23
Residential Real Estate One To Four Family [Member]
Outstanding balance	$ 2,989